Mineral Interests (Tables)	12 Months Ended
Dec. 31, 2025
Mineral Interests [Abstract]
Schedule of Property Under the First Guayabales Option

The following is a summary of the option payments and exploration expenditures required to acquire 100% of the property under the First Guayabales Option:

		Option Payments		Exploration Expenditures	Total
		$		$	$
Phase 1	June 24, 2020 – June 24, 2024	2,000,000		3,000,000	5,000,000
Phase 2	June 24, 2024 – June 24, 2030	2,000,000		10,000,000	12,000,000
Phase 3	To commercial production	8,000,000	[1]	–	8,000,000
		12,000,000		13,000,000	25,000,000

The following is a summary of the option payments to acquire the property under the Second Guayabales Option:

$
Total Phase 1	1,750,000
Total Phase 2	1,000,000
Total Phase 3	4,300,000
7,050,000

Schedule of Acquisition of the Mining Concession Contract
$
Original acquisition cost – First Guayabales Option	9,833,334
Less: Fair value adjustment	(504,403)
Fair value long-term liability	9,328,931
Addition: Fair value – Provision for environmental remediation (See Note 11)	1,589,371
Mining concession asset	10,918,302